Schedule of Delinquent Participant Contributions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule Of Delinquent Participant Contributions
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 1,917
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 1,917